Investment Securities - Schedule Of Amortized Cost And Fair Value By Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Held-to-maturity, Amortized Cost [Abstract]
Within 1 year	$ 0
After 1 year; within 5 years	0
After 5 years; within 10 years	10,000
After 10 years	0
Subtotal	10,000
Government agency issued MBS and CMO	0
Amortized Cost	10,000	$ 10,000
Held-to-maturity, Fair Value [Abstract]
Within 1 year	0
After 1 year; within 5 years	0
After 5 years; within 10 years	9,843
After 10 years	0
Subtotal	9,843
Government agency issued MBS and CMO	0
Fair Value	9,843	9,901
Available-for-sale, Amortized Cost [Abstract]
Within 1 year	15,125
After 1 year; within 5 years	189,408
After 5 years; within 10 years	755
After 10 years	31,718
Subtotal, Amortized Cost	237,006
Government agency issued MBS and CMO	4,480,175
Amortized Cost	4,717,181
Available-for-sale, Fair Value [Abstract]
Within 1 year	15,008
After 1 year; within 5 years	190,217
After 5 years; within 10 years	3,445
After 10 years	38,999
Subtotal, Fair Value	247,669
Government agency issued MBS and CMO	4,378,801
Securities available for sale, fair value	$ 4,626,470	$ 5,170,255